CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Income for the year		$ 3,957,833	$ 2,548,701	$ 1,053,318
Adjustments for:
Depreciation and amortization		548,510	607,723	594,721
Impairment charge			76,725	57,075
Income tax accruals less payments		(143,391)	257,651	35,602
Equity in earnings of non-consolidated companies		(95,404)	(208,702)	(512,591)
Interest accruals less payments, net		(53,480)	1,480	(11,363)
Changes in provisions		21,284	16,433	7,381
Reclassification of currency translation adjustment reserve	[1]	(878)	(71,252)
Result of sale of subsidiaries				(6,768)
Changes in working capital	[2],[3]	182,428	(2,131,245)	(1,071,464)
Others, including net exchange differences		(21,829)	69,703	(26,836)
Net cash provided by operating activities		4,395,073	1,167,217	119,075
Cash flows from investing activities
Capital expenditures		(619,445)	(378,446)	(239,518)
Changes in advance to suppliers of property, plant and equipment		1,736	(18,901)	(5,075)
Proceeds from sale of subsidiaries, net of cash				24,332
Acquisition of subsidiaries, net of cash acquired	[4]	(265,657)	(4,082)
Investment in companies under cost method		(1,126)		(692)
Additions to associated companies		(22,661)
Loan to joint-ventures		(3,754)
Proceeds from disposal of property, plant and equipment and intangible assets		12,881	48,458	22,735
Dividends received from non-consolidated companies		68,781	66,162	75,929
Changes in investments in securities		(1,857,272)	123,254	390,186
Net cash (used in) provided by investing activities		(2,686,517)	(163,555)	267,897
Cash flows from financing activities
Dividends paid		(636,511)	(531,242)	(318,744)
Dividends paid to non-controlling interest in subsidiaries		(18,967)	(10,432)	(3,355)
Changes in non-controlling interests		3,772	(1,407)
Acquisition of treasury shares		(213,739)
Payments of lease liabilities		(51,492)	(52,396)	(48,473)
Proceeds from borrowings		1,723,677	1,511,503	843,668
Repayments of borrowings		(1,931,747)	(1,094,370)	(1,121,053)
Net cash used in financing activities		(1,125,007)	(178,344)	(647,957)
Increase (decrease) in cash and cash equivalents		583,549	825,318	(260,985)
Movement in cash and cash equivalents
At the beginning of the year		1,091,433	318,067	584,583
Effect of exchange rate changes		(58,385)	(51,952)	(5,531)
Increase (decrease) in cash and cash equivalents		583,549	825,318	(260,985)
At December 31,		1,616,597	1,091,433	318,067
Cash and cash equivalents
Cash and bank deposits		1,637,821	1,091,527	318,127
Bank overdrafts		(21,224)	(94)	(60)
Cash and cash equivalents		$ 1,616,597	$ 1,091,433	$ 318,067

[1]	For 2022, related to NKKTubes’ cease of operations. For more information see note 36 “Termination of NKKTubes joint venture”.
[2]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[3]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar for an amount of $(16.7) million for 2023, $4.2 million for 2022 and $25.6 million for 2021.
[4]	For 2023, related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions. For more information see note 34.